Schedule of Investments ─ NYLI Merger Arbitrage ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 84.1%

Communication Services — 6.6%
Electronic Arts, Inc.	48,689	$9,928,661
TEGNA, Inc.	355,565	6,812,625
Total Communication Services		16,741,286

Consumer Discretionary — 0.6%
Golden Entertainment, Inc.	51,682	1,391,279

Consumer Staples — 5.9%
JDE Peet’s NV	250,606	9,427,017
Kenvue, Inc.	288,532	5,020,457
Mandom Corp.	28,821	591,329
Total Consumer Staples		15,038,803

Energy — 0.9%
NuVista Energy Ltd.*	167,600	2,307,030

Financials — 7.4%
Brighthouse Financial, Inc.*	43,829	2,807,686
Cantaloupe, Inc.*	151,799	1,630,321
DigitalBridge Group, Inc.	183,213	2,819,648
Forge Global Holdings, Inc.*	9,011	402,792
Heritage Commerce Corp.	83,576	1,063,922
Just Group PLC	2,122,064	6,289,927
MidWestOne Financial Group, Inc.	23,002	1,065,453
ProAssurance Corp.*	110,430	2,674,614
Total Financials		18,754,363

Health Care — 8.2%
Amicus Therapeutics, Inc.*	260,800	3,726,832
Avidity Biosciences, Inc.*	59,918	4,348,249
Dynavax Technologies Corp.*	110,947	1,718,014
Exact Sciences Corp.*	45,759	4,682,976
Hogy Medical Co., Ltd.	30,669	1,330,064
Hologic, Inc.*	64,369	4,823,169
Total Health Care		20,629,304

Industrials — 21.3%
Air Lease Corp.	125,354	8,101,629
American Woodmark Corp.*	43,755	2,598,609
Chart Industries, Inc.*	43,366	8,991,506
CSG Systems International, Inc.	34,024	2,713,414
Dayforce, Inc.*	121,760	8,434,315
Fujitec Co., Ltd.	150,935	5,542,894
Hillenbrand, Inc.	102,340	3,265,669
Iveco Group NV	200,095	4,491,890
Norfolk Southern Corp.	33,365	9,717,223
Total Industrials		53,857,149

Information Technology — 9.1%
Confluent, Inc., Class A*	152,683	4,662,939
CyberArk Software Ltd.*	19,932	8,587,304
Jamf Holding Corp.*	162,849	2,125,179
Qorvo, Inc.*	45,096	3,522,449
RPMGlobal Holdings Ltd.*	149,532	521,678
SEMrush Holdings, Inc., Class A*	151,953	1,806,721
Veeco Instruments, Inc.*	60,240	1,881,295
Total Information Technology		23,107,565

Materials — 10.4%
Axalta Coating Systems Ltd.*	141,532	4,752,645
New Gold, Inc.*	432,846	4,341,445
Olympic Steel, Inc.	14,298	687,591
Sealed Air Corp.	113,869	4,768,834
Teck Resources Ltd., Class B	219,079	11,777,687
Total Materials		26,328,202

	Shares	Value
Common Stocks (continued)

Real Estate — 4.4%
Alexander & Baldwin, Inc.	106,987	$2,218,911
InterRent Real Estate Investment Trust	560,657	5,519,003
National Storage REIT	1,763,401	3,409,567
Total Real Estate		11,147,481

Utilities — 9.3%
Essential Utilities, Inc.	143,914	5,582,424
Northwestern Energy Group, Inc.	131,312	8,910,832
TXNM Energy, Inc.	151,540	8,928,737
Total Utilities		23,421,993

Total Common Stocks
(Cost $205,021,260)		212,724,455

Rights — 0.1%

Health Care — 0.1%
Chinook Therapeutics, Inc.*(b)	435,560	130,668
Epizyme, Inc.*(b)	1,957,185	39,143
Supernus Pharmaceuticals, Inc.*(b)	333,265	19,996
Vigil Neuroscience, Inc.*(b)	55,277	2,764

Total Rights
(Cost $0)		192,571
Short-Term Investment — 9.5%
Money Market Funds — 9.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(c)
(Cost $24,107,769)	24,107,769	24,107,769

Total Investments — 93.7% (Cost $229,129,029)		237,024,795
Other Assets and Liabilities, Net — 6.3%		15,844,936	(a)
Net Assets — 100.0%		$252,869,731

*	Non-income producing securities.
(a)	“Other Assets and Liabilities, Net” includes pending sales that are also on loan. The aggregate market value of securities on loan was $2,530,110; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $2,589,254.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	Reflects the 1-day yield at January 31, 2026.

Schedule of Investments ─ NYLI Merger Arbitrage ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Akzo Nobel NV	Morgan Stanley	1-Day FEDEF - 0.40%	5/07/2027	Monthly	$4,924,407	$(23)
American Airlines Group, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	5/07/2027	Monthly	13,634,715	2
American Water Works Co., Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	5,665,320	—
Axcelis Technologies, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	1,896,323	—
Black Hills Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	9,386,907	—
Coeur Mining, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	4,386,731	—
CVB Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	1,070,214	—
Kimberly-Clark Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	4,217,278	—
Masterbrand, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	2,730,684	—
Nicolet Bankshares, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	1,065,946	—
Ovintiv, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	1,249,849	—
Palo Alto Networks, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	7,760,488	—
Ryerson Holding Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	690,035	—
Skyworks Solutions, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	2,413,516	—
Union Pacific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	7,840,350	—
VICI Properties, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	1,308,388	—
						$(21)

At January 31, 2026, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e)	Reflects the value at reset date of January 31, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$212,724,455	$—	$—		$212,724,455
Rights	—	—	192,571	(g)	192,571
Short-Term Investment:
Money Market Funds	24,107,769	—	—		24,107,769
Total Investments in Securities	236,832,224	—	192,571		237,024,795
Other Financial Instruments:(h)
Swap Contracts	—	2	—		2
Total Investments in Securities and Other Financial Instruments	$236,832,224	$2	$192,571		$237,024,797

Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	—	(23)	—		(23)

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	The Level 3 securities, valued in total at $192,571, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.